Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. We group assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:
Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets. A description of the investment assets measured at fair value using this methodology is as follows:
Mutual funds:
Mutual funds are valued at the daily closing price as reported by the funds. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission (“SEC”). These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Credit Acceptance stock fund:
This fund includes our publicly traded common stock and is valued at quoted prices available on The Nasdaq Global Select Market®.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. None of our investment assets were measured at fair value using this methodology.
Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the asset or liability. None of our investment assets were measured at fair value using this methodology.

In accordance with the Financial Accounting Standards Board, Accounting Standards Codification Topic 820, Fair Value Measurements, certain investments measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. A description of the investment assets measured using this methodology is as follows:

Collective trust funds:
The fair value of the collective trust funds is based on the NAV of each fund’s underlying investments, as reported to the Plan by the contract issuer. The NAV, as provided by Fidelity Management Trust Company (the “Trustee”), is used as a practical expedient to estimate fair value.
Investments measured at fair value on a recurring basis at December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$100,701,755	$—	$—	$100,701,755
Credit Acceptance stock fund	11,631,580	—	—	11,631,580
Total investments in the fair value hierarchy	$112,333,335	$—	$—	$112,333,335
Investments measured at NAV (a)				214,561,596
Total investments at fair value				$326,894,931

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$83,145,632	$—	$—	$83,145,632
Credit Acceptance stock fund	14,912,313	—	—	14,912,313
Total investments in the fair value hierarchy	$98,057,945	$—	$—	$98,057,945
Investments measured at NAV (a)				172,084,421
Total investments at fair value				$270,142,366
(a) In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period for the Putnam Stable Value Fund 15 is applicable only to the Plan.

Collective trust funds	December 31, 2025 Fair Value	December 31, 2024 Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice period
Putnam Stable Value Fund 15	$7,271,391	$7,482,013	N/A	Daily	12 months
AB US Large Cap Growth CIT (W Series) Class L	13,705,444	10,810,991	N/A	Daily	Daily
Vanguard Target Retirement 2020 Trust II	515,214	572,309	N/A	Daily	Daily
Vanguard Target Retirement 2025 Trust II	6,591,715	6,587,672	N/A	Daily	Daily
Vanguard Target Retirement 2030 Trust II	20,098,555	16,846,918	N/A	Daily	Daily
Vanguard Target Retirement 2035 Trust II	21,349,605	17,635,451	N/A	Daily	Daily
Vanguard Target Retirement 2040 Trust II	33,384,422	28,012,800	N/A	Daily	Daily
Vanguard Target Retirement 2045 Trust II	40,987,572	32,865,227	N/A	Daily	Daily
Vanguard Target Retirement 2050 Trust II	33,736,869	25,448,889	N/A	Daily	Daily
Vanguard Target Retirement 2055 Trust II	24,019,427	17,914,839	N/A	Daily	Daily
Vanguard Target Retirement 2060 Trust II	10,195,244	6,743,525	N/A	Daily	Daily
Vanguard Target Retirement 2065 Trust II	1,668,049	754,569	N/A	Daily	Daily
Vanguard Target Retirement 2070 Trust II	609,727	38,055	N/A	Daily	Daily
Vanguard Target Retirement Income Trust II	428,362	371,163	N/A	Daily	Daily
Total investments measured at NAV	$214,561,596	$172,084,421